UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2025

Item 1.	Reports to Stockholders.

(a)

DWS Global High Income Fund

Class A: SGHAX

Semi-Annual Shareholder Report—April 30, 2025

This semi-annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.97%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	257,733,092
Number of Portfolio Holdings	293
Portfolio Turnover Rate (%)	84
Total Net Advisory Fees Paid ($)	579,951

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	91%
Loan Participations and Assignments	2%
Exchange-Traded Funds	2%
Government & Agency Obligations	1%
Convertible Bonds	1%
Cash Equivalents	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	3%
Total	100%

Sector Allocation

Sector	% of Net Assets
Communication Services	19%
Consumer Discretionary	16%
Materials	14%
Energy	14%
Industrials	9%
Health Care	6%
Utilities	6%
Information Technology	3%
Financials	3%
Real Estate	2%
Consumer Staples	2%

Credit Quality

Credit Rating	% of Net Assets
AAA	1%
AA	2%
BBB	8%
BB	52%
B	27%
CCC	7%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
United States	61%
Canada	7%
United Kingdom	5%
France	5%
Luxembourg	3%
Netherlands	3%
Germany	2%
Italy	2%
Japan	1%
Israel	1%
Other	7%

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGHIF-TSRS-A

R-105740-1 (06/25)

DWS Global High Income Fund

Class C: SGHCX

Semi-Annual Shareholder Report—April 30, 2025

This semi-annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.70%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	257,733,092
Number of Portfolio Holdings	293
Portfolio Turnover Rate (%)	84
Total Net Advisory Fees Paid ($)	579,951

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	91%
Loan Participations and Assignments	2%
Exchange-Traded Funds	2%
Government & Agency Obligations	1%
Convertible Bonds	1%
Cash Equivalents	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	3%
Total	100%

Sector Allocation

Sector	% of Net Assets
Communication Services	19%
Consumer Discretionary	16%
Materials	14%
Energy	14%
Industrials	9%
Health Care	6%
Utilities	6%
Information Technology	3%
Financials	3%
Real Estate	2%
Consumer Staples	2%

Credit Quality

Credit Rating	% of Net Assets
AAA	1%
AA	2%
BBB	8%
BB	52%
B	27%
CCC	7%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
United States	61%
Canada	7%
United Kingdom	5%
France	5%
Luxembourg	3%
Netherlands	3%
Germany	2%
Italy	2%
Japan	1%
Israel	1%
Other	7%

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGHIF-TSRS-C

R-105740-1 (06/25)

DWS Global High Income Fund

Class R6: SGHRX

Semi-Annual Shareholder Report—April 30, 2025

This semi-annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.62%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	257,733,092
Number of Portfolio Holdings	293
Portfolio Turnover Rate (%)	84
Total Net Advisory Fees Paid ($)	579,951

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	91%
Loan Participations and Assignments	2%
Exchange-Traded Funds	2%
Government & Agency Obligations	1%
Convertible Bonds	1%
Cash Equivalents	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	3%
Total	100%

Sector Allocation

Sector	% of Net Assets
Communication Services	19%
Consumer Discretionary	16%
Materials	14%
Energy	14%
Industrials	9%
Health Care	6%
Utilities	6%
Information Technology	3%
Financials	3%
Real Estate	2%
Consumer Staples	2%

Credit Quality

Credit Rating	% of Net Assets
AAA	1%
AA	2%
BBB	8%
BB	52%
B	27%
CCC	7%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
United States	61%
Canada	7%
United Kingdom	5%
France	5%
Luxembourg	3%
Netherlands	3%
Germany	2%
Italy	2%
Japan	1%
Israel	1%
Other	7%

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGHIF-TSRS-R6

R-105740-1 (06/25)

DWS Global High Income Fund

Class S: SGHSX

Semi-Annual Shareholder Report—April 30, 2025

This semi-annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$41	0.83%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.77%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	257,733,092
Number of Portfolio Holdings	293
Portfolio Turnover Rate (%)	84
Total Net Advisory Fees Paid ($)	579,951

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	91%
Loan Participations and Assignments	2%
Exchange-Traded Funds	2%
Government & Agency Obligations	1%
Convertible Bonds	1%
Cash Equivalents	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	3%
Total	100%

Sector Allocation

Sector	% of Net Assets
Communication Services	19%
Consumer Discretionary	16%
Materials	14%
Energy	14%
Industrials	9%
Health Care	6%
Utilities	6%
Information Technology	3%
Financials	3%
Real Estate	2%
Consumer Staples	2%

Credit Quality

Credit Rating	% of Net Assets
AAA	1%
AA	2%
BBB	8%
BB	52%
B	27%
CCC	7%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
United States	61%
Canada	7%
United Kingdom	5%
France	5%
Luxembourg	3%
Netherlands	3%
Germany	2%
Italy	2%
Japan	1%
Israel	1%
Other	7%

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGHIF-TSRS-S

R-105740-1 (06/25)

DWS Global High Income Fund

Institutional Class: MGHYX

Semi-Annual Shareholder Report—April 30, 2025

This semi-annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.69%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	257,733,092
Number of Portfolio Holdings	293
Portfolio Turnover Rate (%)	84
Total Net Advisory Fees Paid ($)	579,951

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	91%
Loan Participations and Assignments	2%
Exchange-Traded Funds	2%
Government & Agency Obligations	1%
Convertible Bonds	1%
Cash Equivalents	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	3%
Total	100%

Sector Allocation

Sector	% of Net Assets
Communication Services	19%
Consumer Discretionary	16%
Materials	14%
Energy	14%
Industrials	9%
Health Care	6%
Utilities	6%
Information Technology	3%
Financials	3%
Real Estate	2%
Consumer Staples	2%

Credit Quality

Credit Rating	% of Net Assets
AAA	1%
AA	2%
BBB	8%
BB	52%
B	27%
CCC	7%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
United States	61%
Canada	7%
United Kingdom	5%
France	5%
Luxembourg	3%
Netherlands	3%
Germany	2%
Italy	2%
Japan	1%
Israel	1%
Other	7%

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGHIF-TSRS-I

R-105740-1 (06/25)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

April 30, 2025
Semiannual Financial Statements and Other Information
DWS Global High Income Fund

Contents
3	Investment Portfolio
16	Statement of Assets and Liabilities
18	Statement of Operations
19	Statements of Changes in Net Assets
20	Financial Highlights
25	Notes to Financial Statements
41	Shareholder Meeting Results
42	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Global High Income Fund

Investment Portfolioas of April 30, 2025 (Unaudited)

	Principal Amount ($)(a)		Value ($)
Corporate Bonds 91.1%
Communication Services 18.2%
Altice Financing SA:
144A, 5.0%, 1/15/2028		300,000	230,394
144A, 5.75%, 8/15/2029		750,000	553,141
Altice France SA:
144A, 3.375%, 1/15/2028	EUR	1,000,000	910,529
144A, 5.125%, 1/15/2029 (b)		954,000	772,937
144A, 5.5%, 1/15/2028		595,000	492,597
144A, 8.125%, 2/1/2027		475,000	434,771
Cablevision Lightpath LLC, 144A, 5.625%, 9/15/2028		230,000	212,944
CCO Holdings LLC:
144A, 4.5%, 8/15/2030		770,000	715,010
144A, 4.75%, 3/1/2030		650,000	613,623
144A, 5.0%, 2/1/2028		2,600,000	2,536,702
144A, 5.125%, 5/1/2027		1,235,000	1,218,106
Clear Channel Outdoor Holdings, Inc.:
144A, 7.75%, 4/15/2028		380,000	315,400
144A, 7.875%, 4/1/2030		1,030,000	1,030,461
CommScope LLC, 144A, 4.75%, 9/1/2029		1,060,000	935,584
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027		515,000	448,164
Consolidated Communications, Inc., 144A, 6.5%, 10/1/2028		560,000	549,746
CSC Holdings LLC:
144A, 4.125%, 12/1/2030		3,180,000	2,179,472
144A, 5.0%, 11/15/2031		605,000	272,115
144A, 5.5%, 4/15/2027		290,000	269,462
DirecTV Financing LLC:
144A, 5.875%, 8/15/2027		1,690,000	1,633,341
144A, 8.875%, 2/1/2030		280,000	267,170
DISH DBS Corp., 144A, 5.75%, 12/1/2028		2,060,000	1,730,080
DISH Network Corp., 144A, 11.75%, 11/15/2027		1,285,000	1,350,469
EchoStar Corp.:
6.75%, 11/30/2030		1,090,000	1,015,959
10.75%, 11/30/2029		915,000	967,642
eDreams ODIGEO SA, REG S, 5.5%, 7/15/2027	EUR	680,000	768,412
Fibercop SpA, Series 2033, 144A, 6.375%, 11/15/2033		1,852,000	1,767,271
Hughes Satellite Systems Corp., 6.625%, 8/1/2026 (b)		360,000	292,350
Iliad Holding SASU, 144A, 7.0%, 10/15/2028		2,565,000	2,596,272
Level 3 Financing, Inc.:
144A, 4.25%, 7/1/2028		695,000	597,744
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	3

	Principal Amount ($)(a)		Value ($)
144A, 4.875%, 6/15/2029		500,000	436,250
144A, 10.5%, 5/15/2030		365,000	394,590
Match Group Holdings II LLC, 144A, 3.625%, 10/1/2031		645,000	553,064
Matterhorn Telecom SA, REG S, 3.125%, 9/15/2026	EUR	875,000	987,626
McGraw-Hill Education, Inc., 144A, 7.375%, 9/1/2031		667,000	681,514
TEGNA, Inc., 4.625%, 3/15/2028		1,555,000	1,485,762
Telecom Italia Capital SA, 6.375%, 11/15/2033		350,000	349,695
Telefonica Europe BV, REG S, 6.135%, Perpetual	EUR	300,000	360,611
Telenet Finance Luxembourg Notes SARL, 144A, 5.5%, 3/1/2028		1,600,000	1,560,312
Univision Communications, Inc.:
144A, 8.0%, 8/15/2028		1,215,000	1,180,187
144A, 8.5%, 7/31/2031		285,000	269,119
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		2,715,000	2,614,039
Vmed O2 U.K. Financing I PLC, 144A, 4.25%, 1/31/2031		810,000	706,683
Vodafone Group PLC, 7.0%, 4/4/2079		3,690,000	3,791,286
VZ Vendor Financing II BV, REG S, 2.875%, 1/15/2029	EUR	610,000	628,500
Windstream Services LLC, 144A, 8.25%, 10/1/2031		591,000	605,018
Zayo Group Holdings, Inc., 144A, 4.0%, 3/1/2027 (b)		700,000	644,694
Zegona Finance PLC, 144A, 8.625%, 7/15/2029		560,000	595,515
Ziggo BV, 144A, 4.875%, 1/15/2030		1,555,000	1,431,601
			46,953,934
Consumer Discretionary 14.8%
1011778 BC ULC:
144A, 3.875%, 1/15/2028		855,000	820,969
144A, 4.0%, 10/15/2030		3,425,000	3,116,861
888 Acquisitions Ltd., REG S, 7.558%, 7/15/2027	EUR	655,000	741,201
Adler Pelzer Holding GmbH, REG S, 9.5%, 4/1/2027	EUR	325,000	344,245
Affinity Interactive, 144A, 6.875%, 12/15/2027		310,000	222,261
Allwyn International AS, REG S, 3.875%, 2/15/2027	EUR	800,000	901,749
Avis Budget Finance PLC:
REG S, 7.0%, 2/28/2029	EUR	515,000	579,789
REG S, 7.25%, 7/31/2030	EUR	135,000	151,214
Beacon Roofing Supply, Inc., 144A, 6.75%, 4/30/2032		129,000	129,334
Belron U.K. Finance PLC, 144A, 5.75%, 10/15/2029		1,210,000	1,208,459
Birkenstock Financing SARL, 144A, 5.25%, 4/30/2029	EUR	1,178,000	1,347,843
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031		1,926,000	1,795,581
Carnival Corp.:
144A, 5.75%, 3/1/2027		1,400,000	1,395,052
144A, 5.75%, 3/15/2030		1,444,000	1,433,839
Carvana Co., 144A, 9.0%, 6/1/2031, PIK		639,185	719,438
Forvia SE, REG S, 2.75%, 2/15/2027	EUR	920,000	1,005,620
The accompanying notes are an integral part of the financial statements.

4	|	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)
Garrett Motion Holdings, Inc., 144A, 7.75%, 5/31/2032		470,000	469,054
Great Canadian Gaming Corp., 144A, 8.75%, 11/15/2029		267,000	264,592
Hilton Domestic Operating Co., Inc., 144A, 3.625%, 2/15/2032		2,965,000	2,622,792
International Game Technology PLC:
REG S, 3.5%, 6/15/2026	EUR	300,000	339,641
144A, 4.125%, 4/15/2026		975,000	962,418
Jaguar Land Rover Automotive PLC, 144A, 4.5%, 10/1/2027		680,000	649,671
Kontoor Brands, Inc., 144A, 4.125%, 11/15/2029		325,000	298,630
Lithia Motors, Inc., 144A, 4.375%, 1/15/2031		650,000	597,098
Melco Resorts Finance Ltd., 144A, 4.875%, 6/6/2025		2,115,000	2,107,890
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		860,000	811,890
Motel One GmbH, REG S, 7.75%, 4/2/2031	EUR	910,000	1,088,650
NCL Corp. Ltd., 144A, 6.75%, 2/1/2032		1,369,000	1,336,746
Odeon Finco PLC, 144A, 12.75%, 11/1/2027		480,000	487,736
Penn Entertainment, Inc., 144A, 4.125%, 7/1/2029 (b)		325,000	285,063
Pinnacle Bidco PLC, REG S, 8.25%, 10/11/2028	EUR	540,000	646,914
Rakuten Group, Inc.:
REG S, 4.25%, Perpetual	EUR	1,779,000	1,849,075
144A, 9.75%, 4/15/2029		1,100,000	1,160,291
Rivers Enterprise Borrower LLC, 144A, 6.625%, 2/1/2033		840,000	829,114
Saks Global Enterprises LLC, 144A, 11.0%, 12/15/2029		218,000	132,225
Specialty Building Products Holdings LLC, 144A, 7.75%, 10/15/2029		366,000	343,905
Staples, Inc.:
144A, 10.75%, 9/1/2029		1,233,000	1,068,289
144A, 12.75%, 1/15/2030		180,000	104,700
Station Casinos LLC, 144A, 6.625%, 3/15/2032		870,000	864,954
Takko Fashion GmbH, REG S, 10.25%, 4/15/2030	EUR	295,000	351,747
Tenneco, Inc., 144A, 8.0%, 11/17/2028		460,000	439,444
TUI Cruises GmbH, REG S, 6.5%, 5/15/2026	EUR	274,709	310,894
ZF Europe Finance BV, REG S, 2.0%, 2/23/2026	EUR	600,000	664,349
ZF North America Capital, Inc.:
144A, 6.75%, 4/23/2030		625,000	570,355
144A, 6.875%, 4/14/2028		700,000	668,379
			38,239,961
Consumer Staples 1.5%
Fiesta Purchaser, Inc., 144A, 9.625%, 9/15/2032 (b)		296,000	309,507
HLF Financing SARL LLC, 144A, 4.875%, 6/1/2029		660,000	504,057
KeHE Distributors LLC, 144A, 9.0%, 2/15/2029		470,000	480,811
Simmons Foods, Inc., 144A, 4.625%, 3/1/2029		515,000	478,413
TreeHouse Foods, Inc., 4.0%, 9/1/2028		380,000	340,930
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	5

	Principal Amount ($)(a)		Value ($)
Viking Baked Goods Acquisition Corp., 144A, 8.625%, 11/1/2031		455,000	432,202
Walgreens Boots Alliance, Inc.:
2.125%, 11/20/2026	EUR	955,000	1,047,575
3.2%, 4/15/2030		290,000	272,888
			3,866,383
Energy 13.6%
Aethon United BR LP, 144A, 7.5%, 10/1/2029		1,731,000	1,737,998
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029		305,000	295,952
144A, 6.625%, 10/15/2032		1,148,000	1,135,958
144A, 8.25%, 12/31/2028		1,330,000	1,343,666
Blue Racer Midstream LLC, 144A, 7.25%, 7/15/2032		1,145,000	1,174,054
Buckeye Partners LP, 144A, 6.75%, 2/1/2030		1,224,000	1,245,427
Civitas Resources, Inc.:
144A, 8.375%, 7/1/2028		460,000	451,923
144A, 8.625%, 11/1/2030		270,000	260,225
144A, 8.75%, 7/1/2031		335,000	318,427
Comstock Resources, Inc., 144A, 6.75%, 3/1/2029		720,000	686,296
Encino Acquisition Partners Holdings LLC, 144A, 8.75%, 5/1/2031		345,000	351,278
Excelerate Energy LP, 144A, 8.0%, 5/15/2030 (c)		666,000	676,541
Genesis Energy LP:
8.0%, 5/15/2033		450,000	436,461
8.25%, 1/15/2029		1,155,000	1,173,838
Global Partners LP, 144A, 8.25%, 1/15/2032		760,000	773,695
Gulfport Energy Operating Corp., 144A, 6.75%, 9/1/2029		529,000	521,323
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028		300,000	303,658
Howard Midstream Energy Partners LLC, 144A, 7.375%, 7/15/2032		647,000	662,262
Kimmeridge Texas Gas LLC, 144A, 8.5%, 2/15/2030		725,000	696,105
Kinetik Holdings LP:
144A, 5.875%, 6/15/2030		540,000	527,607
144A, 6.625%, 12/15/2028		395,000	397,887
Kodiak Gas Services LLC, 144A, 7.25%, 2/15/2029		1,645,000	1,670,724
Kraken Oil & Gas Partners LLC, 144A, 7.625%, 8/15/2029		387,000	346,207
Moss Creek Resources Holdings, Inc., 144A, 8.25%, 9/1/2031		678,000	623,016
Nabors Industries Ltd., 144A, 7.5%, 1/15/2028 (b)		345,000	274,550
NGL Energy Operating LLC:
144A, 8.125%, 2/15/2029		790,000	742,451
144A, 8.375%, 2/15/2032		220,000	200,581
The accompanying notes are an integral part of the financial statements.

6	|	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)
NuStar Logistics LP, 6.375%, 10/1/2030		1,010,000	1,025,456
Permian Resources Operating LLC, 144A, 7.0%, 1/15/2032		500,000	503,345
Repsol International Finance BV, REG S, 4.247%, Perpetual	EUR	1,405,000	1,606,441
Rockies Express Pipeline LLC:
144A, 6.75%, 3/15/2033		155,000	157,485
144A, 6.875%, 4/15/2040		695,000	656,091
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030		945,000	884,941
SM Energy Co., 144A, 7.0%, 8/1/2032 (b)		692,000	637,936
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029		576,000	567,439
Sunoco LP:
4.5%, 4/30/2030		1,450,000	1,364,544
144A, 6.25%, 7/1/2033		718,000	717,033
Tallgrass Energy Partners LP, 144A, 7.375%, 2/15/2029		625,000	622,724
TGNR Intermediate Holdings LLC, 144A, 5.5%, 10/15/2029		420,000	385,958
TransMontaigne Partners LLC, 144A, 8.5%, 6/15/2030		424,000	426,750
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028		501,462	494,360
Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/2028		845,952	838,044
Transocean, Inc., 144A, 8.75%, 2/15/2030		680,000	664,694
Venture Global Calcasieu Pass LLC, 144A, 3.875%, 11/1/2033		1,160,000	978,400
Venture Global LNG, Inc.:
144A, 7.0%, 1/15/2030		740,000	697,080
144A, 9.0%, Perpetual		277,000	238,091
144A, 9.5%, 2/1/2029		210,000	217,609
144A, 9.875%, 2/1/2032		1,090,000	1,106,747
Venture Global Plaquemines LNG LLC, 144A, 7.75%, 5/1/2035		902,000	926,262
Vital Energy, Inc., 144A, 7.875%, 4/15/2032 (b)		475,000	369,024
			35,114,564
Financials 2.9%
Alliant Holdings Intermediate LLC, 144A, 5.875%, 11/1/2029		830,000	801,233
Ardonagh Finco Ltd., REG S, 6.875%, 2/15/2031	EUR	555,000	637,094
Ardonagh Group Finance Ltd., 144A, 8.875%, 2/15/2032		795,000	810,914
EZCORP, Inc., 144A, 7.375%, 4/1/2032		1,289,000	1,349,441
Freedom Mortgage Corp., 144A, 12.0%, 10/1/2028		285,000	305,546
Freedom Mortgage Holdings LLC:
144A, 8.375%, 4/1/2032		308,000	301,233
144A, 9.25%, 2/1/2029		115,000	117,149
Icahn Enterprises LP:
5.25%, 5/15/2027		135,000	128,014
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	7

	Principal Amount ($)(a)		Value ($)
9.75%, 1/15/2029		130,000	128,310
Intesa Sanpaolo SpA, 144A, 5.71%, 1/15/2026		600,000	599,670
Starwood Property Trust, Inc.:
144A, (REIT), 3.625%, 7/15/2026		675,000	658,903
144A, (REIT), 6.0%, 4/15/2030		1,728,000	1,708,082
			7,545,589
Health Care 6.3%
1261229 BC Ltd., 144A, 10.0%, 4/15/2032		1,361,000	1,332,656
Acadia Healthcare Co., Inc.:
144A, 5.5%, 7/1/2028		390,000	381,810
144A, 7.375%, 3/15/2033		426,000	425,630
Bausch Health Americas, Inc., 144A, 8.5%, 1/31/2027 (b)		560,000	532,000
Bausch Health Companies, Inc.:
144A, 4.875%, 6/1/2028		485,000	393,893
144A, 5.0%, 2/15/2029		315,000	199,385
144A, 11.0%, 9/30/2028		780,000	733,512
Bayer AG:
REG S, 5.375%, 3/25/2082	EUR	1,500,000	1,669,538
REG S, 5.5%, 9/13/2054	EUR	300,000	342,404
Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029		585,000	535,537
144A, 4.0%, 3/15/2031		840,000	738,606
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		1,400,000	1,155,778
144A, 5.25%, 5/15/2030		300,000	255,946
144A, 5.625%, 3/15/2027		635,000	619,262
Embecta Corp., 144A, 5.0%, 2/15/2030		420,000	378,010
Gruenenthal GmbH, REG S, 3.625%, 11/15/2026	EUR	720,000	814,407
LifePoint Health, Inc.:
144A, 5.375%, 1/15/2029		300,000	270,062
144A, 8.375%, 2/15/2032		1,083,000	1,104,591
Phoenix PIB Dutch Finance BV, REG S, 4.875%, 7/10/2029	EUR	1,300,000	1,517,284
RAY Financing LLC, 144A, 6.5%, 7/15/2031	EUR	550,000	643,940
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/1/2036		1,370,000	1,340,080
Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031 (b)		860,000	946,848
			16,331,179
Industrials 8.8%
ADT Security Corp., 144A, 4.875%, 7/15/2032 (b)		250,000	235,764
Allied Universal Holdco LLC, 144A, 4.625%, 6/1/2028		335,000	321,965
ATS Corp., 144A, 4.125%, 12/15/2028		1,505,000	1,396,451
The accompanying notes are an integral part of the financial statements.

8	|	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)
Block, Inc., 3.5%, 6/1/2031 (b)		3,155,000	2,816,038
Brightline East LLC, 144A, 11.0%, 1/31/2030		365,000	297,475
Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/2028		275,000	238,483
Enviri Corp., 144A, 5.75%, 7/31/2027		490,000	472,280
Fortress Transportation & Infrastructure Investors LLC, 144A, 7.0%, 5/1/2031		520,000	528,727
Garda World Security Corp., 144A, 4.625%, 2/15/2027		785,000	771,572
GFL Environmental, Inc.:
144A, 4.0%, 8/1/2028		1,270,000	1,209,750
144A, 6.75%, 1/15/2031		1,280,000	1,330,561
Hertz Corp., 144A, 4.625%, 12/1/2026		145,000	121,097
Hillenbrand, Inc., 3.75%, 3/1/2031		1,545,000	1,341,387
James Hardie International Finance DAC, REG S, 3.625%, 10/1/2026	EUR	730,000	823,259
Moog, Inc., 144A, 4.25%, 12/15/2027		570,000	549,851
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029		815,000	725,350
Paprec Holding SA, REG S, 3.5%, 7/1/2028	EUR	700,000	787,518
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		1,395,000	1,229,344
Spirit AeroSystems, Inc., 144A, 9.375%, 11/30/2029		500,000	532,090
Stena International SA, 144A, 7.25%, 1/15/2031		1,700,000	1,678,038
Stonepeak Nile Parent LLC, 144A, 7.25%, 3/15/2032		723,000	734,026
TransDigm, Inc., 4.625%, 1/15/2029		1,290,000	1,240,763
Velocity Vehicle Group LLC, 144A, 8.0%, 6/1/2029		695,000	701,986
Verisure Holding AB, REG S, 3.25%, 2/15/2027	EUR	1,550,000	1,733,882
Williams Scotsman, Inc., 144A, 4.625%, 8/15/2028		860,000	827,013
			22,644,670
Information Technology 3.1%
ams-OSRAM AG, 144A, 12.25%, 3/30/2029		645,000	653,569
AthenaHealth Group, Inc., 144A, 6.5%, 2/15/2030 (b)		455,000	434,912
Cloud Software Group, Inc.:
144A, 8.25%, 6/30/2032		610,000	636,302
144A, 9.0%, 9/30/2029		1,920,000	1,934,265
EquipmentShare.com, Inc.:
144A, 8.0%, 3/15/2033		679,000	670,212
144A, 9.0%, 5/15/2028		280,000	284,985
Open Text Corp., 144A, 3.875%, 2/15/2028		1,145,000	1,094,442
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		1,795,000	1,575,414
Rocket Software, Inc., 144A, 6.5%, 2/15/2029		290,000	275,839
Viasat, Inc., 144A, 6.5%, 7/15/2028 (b)		330,000	290,161
			7,850,101
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	9

	Principal Amount ($)(a)		Value ($)
Materials 13.8%
Alcoa Nederland Holding BV, 144A, 7.125%, 3/15/2031		1,420,000	1,462,969
Alumina Pty. Ltd., 144A, 6.375%, 9/15/2032		1,634,000	1,591,194
Ardagh Metal Packaging Finance USA LLC, REG S, 3.0%, 9/1/2029	EUR	1,125,000	1,077,720
Ardagh Packaging Finance PLC, 144A, 4.125%, 8/15/2026 (b)		540,000	476,410
Arsenal AIC Parent LLC, 144A, 11.5%, 10/1/2031		425,000	466,648
Ashland Services BV, REG S, 2.0%, 1/30/2028	EUR	830,000	892,063
Axalta Coating Systems LLC, 144A, 4.75%, 6/15/2027		1,255,000	1,239,127
Calderys Financing LLC, 144A, 11.25%, 6/1/2028		440,000	464,879
Capstone Copper Corp., 144A, 6.75%, 3/31/2033		1,058,000	1,039,547
Celanese U.S. Holdings LLC, 6.95%, 11/15/2033 (b)		1,890,000	1,893,667
Chemours Co., 144A, 5.75%, 11/15/2028		3,410,000	3,088,848
Cleveland-Cliffs, Inc.:
144A, 4.875%, 3/1/2031		260,000	223,029
144A, 7.5%, 9/15/2031		217,000	209,997
Consolidated Energy Finance SA:
REG S, 5.0%, 10/15/2028	EUR	500,000	467,221
144A, 5.625%, 10/15/2028		900,000	700,416
Element Solutions, Inc., 144A, 3.875%, 9/1/2028		2,220,000	2,098,734
First Quantum Minerals Ltd., 144A, 8.0%, 3/1/2033		1,227,000	1,213,968
FMG Resources August 2006 Pty Ltd., 144A, 4.375%, 4/1/2031		570,000	515,868
Hudbay Minerals, Inc., 144A, 4.5%, 4/1/2026		1,250,000	1,226,624
IAMGOLD Corp., 144A, 5.75%, 10/15/2028		985,000	975,758
Iris Holding, Inc., 144A, 10.0%, 12/15/2028 (b)		255,000	225,076
Kaiser Aluminum Corp., 144A, 4.5%, 6/1/2031		850,000	763,830
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	204,000	229,000
LABL, Inc., 144A, 9.5%, 11/1/2028		430,000	375,709
Lenzing AG, REG S, 5.75%, Perpetual	EUR	400,000	447,544
Mineral Resources Ltd., 144A, 9.25%, 10/1/2028		640,000	605,257
New Gold, Inc., 144A, 6.875%, 4/1/2032		1,340,000	1,370,500
Novelis Corp., 144A, 4.75%, 1/30/2030		1,500,000	1,394,829
Olin Corp.:
5.0%, 2/1/2030		1,285,000	1,206,762
144A, 6.625%, 4/1/2033		642,000	609,163
Olympus Water U.S. Holding Corp.:
144A, 6.25%, 10/1/2029 (b)		915,000	840,438
144A, 7.25%, 6/15/2031		740,000	740,000
Pro-Gest SpA, REG S, 3.25%, 12/15/2024* (d)	EUR	825,000	238,323
SCIH Salt Holdings, Inc., 144A, 4.875%, 5/1/2028		690,000	661,021
SCIL IV LLC, 144A, 5.375%, 11/1/2026		1,145,000	1,129,868
The accompanying notes are an integral part of the financial statements.

10	|	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)
SNF Group SACA, 144A, 3.125%, 3/15/2027		1,120,000	1,061,154
Taseko Mines Ltd., 144A, 8.25%, 5/1/2030		1,280,000	1,292,424
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		405,000	424,862
WEPA Hygieneprodukte GmbH, REG S, 2.875%, 12/15/2027	EUR	550,000	611,441
			35,551,888
Real Estate 2.4%
Iron Mountain U.K. PLC, REG S, 3.875%, 11/15/2025	GBP	1,865,000	2,460,665
Iron Mountain, Inc., 144A, (REIT), 5.25%, 7/15/2030		700,000	678,345
MPT Operating Partnership LP:
5.0%, 10/15/2027 (b)		690,000	609,623
144A, 8.5%, 2/15/2032		949,000	964,168
Service Properties Trust, (REIT), 5.5%, 12/15/2027		535,000	509,653
Uniti Group LP, 144A, (REIT), 6.5%, 2/15/2029 (b)		975,000	891,959
			6,114,413
Utilities 5.7%
Edison International, 8.125%, 6/15/2053 (b)		505,000	480,832
EDP SA, REG S, 5.943%, 4/23/2083	EUR	800,000	962,923
Electricite de France SA:
REG S, 3.375%, Perpetual	EUR	2,400,000	2,534,585
144A, 9.125%, Perpetual		530,000	592,792
Enel SpA, REG S, 1.875%, Perpetual	EUR	1,600,000	1,588,311
Lightning Power LLC, 144A, 7.25%, 8/15/2032		1,955,000	2,025,441
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031		1,580,000	1,420,061
144A, 3.875%, 2/15/2032		1,260,000	1,126,989
144A, 5.25%, 6/15/2029		280,000	276,666
144A, 6.25%, 11/1/2034		1,216,000	1,214,132
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		635,000	603,371
Topaz Solar Farms LLC, 144A, 5.75%, 9/30/2039		264,668	247,377
Vistra Corp., 144A, 7.0%, Perpetual		1,460,000	1,474,447
			14,547,927
Total Corporate Bonds (Cost $236,650,470)			234,760,609
Convertible Bonds 0.6%
Utilities
XPLR Infrastructure LP, 144A, 2.5%, 6/15/2026 (Cost $1,532,014)		1,595,000	1,499,300
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	11

	Principal Amount ($)(a)	Value ($)
Government & Agency Obligations 1.0%
U.S. Treasury Obligations
U.S. Treasury Notes, 3.875%, 8/15/2034 (e) (Cost $2,540,518)	2,635,000	2,581,065
Loan Participations and Assignments 2.3%
Senior Loans (f)
Altice Financing SA, Term Loan, 3 mo. USD Term SOFR + 5.0%, 9.256%, 10/31/2027	847,652	693,803
Cablevision Lightpath LLC, Term Loan, 11/30/2027 (g)	893,938	893,102
Garda World Security Corp., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.292%, 2/1/2029	724,010	718,942
Gray Television, Inc., Term Loan D, 1 mo. USD Term SOFR + 3.0%, 7.438%, 12/1/2028	718,049	665,334
Lumen Technologies, Inc., Term Loan B1, 1 mo. USD Term SOFR + 2.35%, 6.786%, 4/15/2029	458,834	439,966
McAfee LLC, First Lien Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.319%, 3/1/2029	1,072,312	1,010,880
Windsor Holdings III LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.073%, 8/1/2030	1,694,389	1,677,445
Total Loan Participations and Assignments (Cost $6,263,396)		6,099,472

	Shares	Value ($)
Exchange-Traded Funds 2.3%
SPDR Portfolio High Yield Bond ETF (Cost $5,836,050)	255,000	5,928,750
Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)	388	1,851
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (h) (Cost $239,283)	1,219	14,261
The accompanying notes are an integral part of the financial statements.

12	|	DWS Global High Income Fund

	Shares	Value ($)
Securities Lending Collateral 3.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.24% (i) (j) (Cost $8,726,013)	8,726,013	8,726,013
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.36% (i) (Cost $1,062,563)	1,062,563	1,062,563

% of Net Assets		Value ($)
Total Investment Portfolio (Cost $262,850,307)	101.1	260,673,884
Other Assets and Liabilities, Net	(1.1)	(2,940,792)
Net Assets	100.0	257,733,092
A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2025 are as follows:
Value ($) at 10/31/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 4/30/2025	Value ($) at 4/30/2025
Securities Lending Collateral 3.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.24% (i) (j)
2,618,062	6,107,951 (k)	—	—	—	64,838	—	8,726,013	8,726,013
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.36% (i)
13,287,462	120,555,827	132,780,726	—	—	144,501	—	1,062,563	1,062,563
15,905,524	126,663,778	132,780,726	—	—	209,339	—	9,788,576	9,788,576

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at April 30, 2025 amounted to $8,019,472, which is 3.1% of net assets.

(c)	When-issued security.
(d)	Defaulted security or security for which income has been deemed uncollectible.
(e)	At April 30, 2025, this security has been pledged, in whole or in part, as collateral for open forward foreign currency exchange contracts.
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	13

(f)
Variable or floating rate security. These securities are shown at their current rate as of
April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(g)	All or a portion of the security represents unsettled loan commitments at April 30, 2025 where the rate will be determined at the time of settlement.
(h)	Investment was valued using significant unobservable inputs.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2025.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPA: Standby Bond Purchase Agreement
SPDR: Standard & Poor’s Depositary Receipt

At April 30, 2025, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
GBP	1,908,580	USD	2,558,284	5/30/2025	14,443	State Street Bank and Trust
EUR	30,594,979	USD	34,905,347	5/30/2025	180,917	State Street Bank and Trust
Total unrealized appreciation					195,360
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

14	|	DWS Global High Income Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$234,760,609	$—	$234,760,609
Convertible Bonds	—	1,499,300	—	1,499,300
Government & Agency Obligations	—	2,581,065	—	2,581,065
Loan Participations and Assignments	—	6,099,472	—	6,099,472
Exchange-Traded Funds	5,928,750	—	—	5,928,750
Common Stocks	1,851	—	—	1,851
Warrants	—	—	14,261	14,261
Short-Term Investments (a)	9,788,576	—	—	9,788,576
Derivatives (b)
Forward Foreign Currency Contracts	—	195,360	—	195,360
Total	$15,719,177	$245,135,806	$14,261	$260,869,244

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	15

Statement of Assets and Liabilities
as of April 30, 2025 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $253,061,731) — including $8,019,472 of securities loaned	$250,885,308
Investment in DWS Government & Agency Securities Portfolio (cost $8,726,013)*	8,726,013
Investment in DWS Central Cash Management Government Fund (cost $1,062,563)	1,062,563
Cash	170,550
Foreign currency, at value (cost $69,430)	69,330
Receivable for investments sold	8,574,016
Receivable for Fund shares sold	186,380
Interest receivable	3,668,040
Affiliated securities lending income receivable	17,492
Unrealized appreciation on forward foreign currency contracts	195,360
Foreign taxes recoverable	295
Other assets	85,252
Total assets	273,640,599
Liabilities
Payable upon return of securities loaned	8,726,013
Payable for investments purchased	4,908,264
Payable for investments purchased — when-issued securities	670,188
Payable for Fund shares redeemed	1,013,066
Distributions payable	269,608
Accrued management fee	84,856
Accrued Trustees' fees	4,783
Other accrued expenses and payables	230,729
Total liabilities	15,907,507
Net assets, at value	$257,733,092
Net Assets Consist of
Distributable earnings (loss)	(43,752,830)
Paid-in capital	301,485,922
Net assets, at value	$257,733,092
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

16	|	DWS Global High Income Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($26,561,508 ÷ 4,347,348 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.11
Maximum offering price per share (100 ÷ 95.50 of $6.11)	$6.40
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($4,100,559 ÷ 667,562 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.14
Class R6
Net Asset Value, offering and redemption price per share ($2,488,174 ÷ 408,375 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.09
Class S
Net Asset Value, offering and redemption price per share ($123,370,357 ÷ 20,055,834 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.15
Institutional Class
Net Asset Value, offering and redemption price per share ($101,212,494 ÷ 16,602,042 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.10
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	17

Statement of Operations
for the six months ended April 30, 2025 (Unaudited)

Investment Income
Income:
Interest	$9,556,641
Dividends	209,257
Income distributions — DWS Central Cash Management Government Fund	144,501
Affiliated securities lending income	64,838
Total income	9,975,237
Expenses:
Management fee	579,951
Administration fee	140,638
Services to shareholders	211,350
Distribution and service fees	59,301
Custodian fee	8,484
Professional fees	63,059
Reports to shareholders	24,971
Registration fees	55,472
Trustees' fees and expenses	6,241
Proxy fees	129,559
Other	15,414
Total expenses before expense reductions	1,294,440
Expense reductions	(454)
Total expenses after expense reductions	1,293,986
Net investment income	8,681,251
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,701,643)
Swap contracts	18,230
Forward foreign currency contracts	(655,845)
Foreign currency	(231,088)
Payments by affiliates (see Note H)	552
(2,569,794)
Change in net unrealized appreciation (depreciation) on:
Investments	(2,464,023)
Forward foreign currency contracts	544,057
Foreign currency	33,868
(1,886,098)
Net gain (loss)	(4,455,892)
Net increase (decrease) in net assets resulting from operations	$4,225,359
The accompanying notes are an integral part of the financial statements.

18	|	DWS Global High Income Fund

Statements of Changes in Net Assets
	Six Months Ended April 30, 2025	Year Ended October 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024
Operations:
Net investment income	$8,681,251	$19,237,268
Net realized gain (loss)	(2,569,794)	(7,278,049)
Change in net unrealized appreciation (depreciation)	(1,886,098)	33,480,852
Net increase (decrease) in net assets resulting from operations	4,225,359	45,440,071
Distributions to shareholders:
Class A	(838,559)	(1,720,929)
Class C	(120,168)	(299,163)
Class R6	(77,983)	(117,392)
Class S	(3,826,684)	(7,892,257)
Institutional Class	(3,866,857)	(8,079,845)
Return of capital distributions to shareholders:
Class A	—	(121,682)
Class C	—	(21,153)
Class R6	—	(8,301)
Class S	—	(558,041)
Institutional Class	—	(571,306)
Total distributions	(8,730,251)	(19,390,069)
Fund share transactions:
Proceeds from shares sold	76,991,589	165,387,365
Reinvestment of distributions	7,691,383	16,959,869
Payments for shares redeemed	(124,761,943)	(210,027,038)
Net increase (decrease) in net assets from Fund share transactions	(40,078,971)	(27,679,804)
Increase (decrease) in net assets	(44,583,863)	(1,629,802)
Net assets at beginning of period	302,316,955	303,946,757
Net assets at end of period	$257,733,092	$302,316,955

The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	19

Financial Highlights
DWS Global High Income Fund — Class A
	Six Months Ended 4/30/25	Years Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$6.21	$5.72	$5.85	$6.92	$6.71	$6.88
Income (loss) from investment operations:
Net investment income[a]	.18	.36	.33	.29	.29	.31
Net realized and unrealized gain (loss)	(.10 )	.49	(.01 )	(1.04)	.22	(.15 )
Total from investment operations	.08	.85	.32	(.75 )	.51	.16
Less distributions from:
Net investment income	(.18 )	(.34 )	(.33 )	(.29 )	(.30 )	(.29 )
Net realized gains	—	—	(.12 )	(.03 )	—	(.02 )
Return of capital	—	(.02 )	—	—	—	(.02 )
Total distributions	(.18 )	(.36 )	(.45 )	(.32 )	(.30 )	(.33 )
Net asset value, end of period	$6.11	$6.21	$5.72	$5.85	$6.92	$6.71
Total Return (%)[b]	1.25 *	15.12 [c]	5.65 [c]	(11.06)[c]	7.63 [c]	2.44 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	27	31	27	28	35	32
Ratio of expenses before expense reductions (%)	1.06 **	.97	.97	.94	.92	.94
Ratio of expenses after expense reductions (%)	1.06 **	.94	.85	.85	.85	.85
Ratio of net investment income (%)	5.82 **	5.85	5.69	4.55	4.15	4.50
Portfolio turnover rate (%)	84 *	117	49	25	69	92

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

20	|	DWS Global High Income Fund

DWS Global High Income Fund — Class C
	Six Months Ended 4/30/25	Years Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$6.25	$5.75	$5.87	$6.95	$6.74	$6.91
Income (loss) from investment operations:
Net investment income[a]	.16	.31	.29	.24	.24	.26
Net realized and unrealized gain (loss)	(.11 )	.51	(.00 )*	(1.04)	.22	(.15 )
Total from investment operations	.05	.82	.29	(.80 )	.46	.11
Less distributions from:
Net investment income	(.16 )	(.30 )	(.29 )	(.25 )	(.25 )	(.25 )
Net realized gains	—	—	(.12 )	(.03 )	—	(.02 )
Return of capital	—	(.02 )	—	—	—	(.01 )
Total distributions	(.16 )	(.32 )	(.41 )	(.28 )	(.25 )	(.28 )
Net asset value, end of period	$6.14	$6.25	$5.75	$5.87	$6.95	$6.74
Total Return (%)[b]	.74 **	14.47 [c]	5.13 [c]	(11.79)[c]	6.81 [c]	1.69 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	5	7	13	19	22
Ratio of expenses before expense reductions (%)	1.79 ***	1.70	1.70	1.67	1.67	1.67
Ratio of expenses after expense reductions (%)	1.79 ***	1.67	1.60	1.60	1.60	1.60
Ratio of net investment income (%)	5.08 ***	5.14	4.93	3.78	3.41	3.75
Portfolio turnover rate (%)	84 **	117	49	25	69	92

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	21

DWS Global High Income Fund — Class R6
	Six Months Ended 4/30/25	Years Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$6.20	$5.70	$5.82	$6.89	$6.68	$6.86
Income (loss) from investment operations:
Net investment income[a]	.19	.38	.35	.31	.31	.33
Net realized and unrealized gain (loss)	(.11 )	.50	(0.00)*	(1.04)	.22	(.16 )
Total from investment operations	.08	.88	.35	(.73 )	.53	.17
Less distributions from:
Net investment income	(.19 )	(.35 )	(.35 )	(.31 )	(.32 )	(.31 )
Net realized gains	—	—	(.12 )	(.03 )	—	(.02 )
Return of capital	—	(.03 )	—	—	—	(.02 )
Total distributions	(.19 )	(.38 )	(.47 )	(.34 )	(.32 )	(.35 )
Net asset value, end of period	$6.09	$6.20	$5.70	$5.82	$6.89	$6.68
Total Return (%)	1.28 **	15.73 [b]	6.24 [b]	(10.84)[b]	7.95 [b]	2.60 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	3	1	1	2	3
Ratio of expenses before expense reductions (%)	.68 ***	.62	.63	.58	.60	1.06
Ratio of expenses after expense reductions (%)	.68 ***	.61	.55	.55	.55	.55
Ratio of net investment income (%)	6.20 ***	6.19	6.01	4.85	4.48	4.80
Portfolio turnover rate (%)	84 **	117	49	25	69	92

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

22	|	DWS Global High Income Fund

DWS Global High Income Fund — Class S
	Six Months Ended 4/30/25	Years Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$6.25	$5.76	$5.88	$6.96	$6.75	$6.92
Income (loss) from investment operations:
Net investment income[a]	.19	.37	.35	.30	.30	.32
Net realized and unrealized gain (loss)	(.10 )	.50	.00 *	(1.04)	.22	(.15 )
Total from investment operations	.09	.87	.35	(.74 )	.52	.17
Less distributions from:
Net investment income	(.19 )	(.35 )	(.35 )	(.31 )	(.31 )	(.30 )
Net realized gains	—	—	(.12 )	(.03 )	—	(.02 )
Return of capital	—	(.03 )	—	—	—	(.02 )
Total distributions	(.19 )	(.38 )	(.47 )	(.34 )	(.31 )	(.34 )
Net asset value, end of period	$6.15	$6.25	$5.76	$5.88	$6.96	$6.75
Total Return (%)[b]	1.39 **	15.30	6.13	(10.92)	7.82	2.66
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	123	128	135	147	210	239
Ratio of expenses before expense reductions (%)	.83 ***	.77	.76	.74	.74	.74
Ratio of expenses after expense reductions (%)	.83 ***	.74	.65	.65	.65	.65
Ratio of net investment income (%)	6.06 ***	6.06	5.90	4.73	4.35	4.70
Portfolio turnover rate (%)	84 **	117	49	25	69	92

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	23

DWS Global High Income Fund — Institutional Class
	Six Months Ended 4/30/25	Years Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$6.20	$5.71	$5.83	$6.90	$6.69	$6.86
Income (loss) from investment operations:
Net investment income[a]	.19	.37	.35	.30	.30	.32
Net realized and unrealized gain (loss)	(.10 )	.50	.00 *	(1.03)	.22	(.15 )
Total from investment operations	.09	.87	.35	(.73 )	.52	.17
Less distributions from:
Net investment income	(.19 )	(.35 )	(.35 )	(.31 )	(.31 )	(.30 )
Net realized gains	—	—	(.12 )	(.03 )	—	(.02 )
Return of capital	—	(.03 )	—	—	—	(.02 )
Total distributions	(.19 )	(.38 )	(.47 )	(.34 )	(.31 )	(.34 )
Net asset value, end of period	$6.10	$6.20	$5.71	$5.83	$6.90	$6.69
Total Return (%)	1.39 **	15.46 [b]	6.19 [b]	(10.86)[b]	7.91 [b]	2.70 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	101	136	133	183	379	317
Ratio of expenses before expense reductions (%)	.79 ***	.69	.70	.67	.67	.68
Ratio of expenses after expense reductions (%)	.79 ***	.67	.60	.60	.60	.60
Ratio of net investment income (%)	6.09 ***	6.13	5.94	4.75	4.40	4.74
Portfolio turnover rate (%)	84 **	117	49	25	69	92

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

24	|	DWS Global High Income Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Global High Income Fund (the “Fund” ) is a diversified series of Deutsche DWS Income Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

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Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own

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assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Senior loans are valued by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the average of broker supplied quotes representing mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans, and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans are generally categorized as Level 2.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Swap contracts are valued daily based upon prices supplied by a pricing vendor approved by the Pricing Committee, if available, and otherwise are valued at the price provided by the broker-dealer with which the swap was traded. Swap contracts are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance

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with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the

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next business day to meet required amounts under the securities lending agreement. During the six months ended April 30, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.12% annualized effective rate as of April 30, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of April 30, 2025, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
When-Issued, Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued, delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

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At October 31, 2024, the Fund had net tax basis capital loss carryforwards of $38,881,945, including short-term losses ($5,644,825) and long-term losses ($33,237,120), which may be applied against realized net taxable capital gains indefinitely.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At April 30, 2025, the aggregate cost of investments for federal income tax purposes was $263,336,566. The net unrealized depreciation for all investments based on tax cost was $2,662,682. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $4,214,486 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $6,877,168.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended October 31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies, investments in derivatives, premium amortization on debt securities and additional income recognition on debt securities classified as equity. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

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Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes, with the exception of securities in default of principal.
B.
Derivative Instruments
Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the Fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows.
The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default.

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The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a centrally cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.
Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended April 30, 2025, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer’s credit quality characteristics and to hedge the risk of default or other specified credit events on portfolio assets.
Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

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There were no open credit default swap contracts as of April 30, 2025. For the six months ended April 30, 2025, the investment in credit default swap contracts purchased had a total notional amount generally indicative of a range from $0 to $1,410,000.
Forward Foreign Currency Contracts. A forward foreign currency exchange contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2025, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of April 30, 2025, is included in the table following the Fund’s Investment Portfolio. For the six months ended April 30, 2025, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $37,464,000 to $66,655,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $1,735,000.
The following table summarizes the value of the Fund’s derivative instruments held as of April 30, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$195,360
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Unrealized appreciation on forward foreign currency contracts

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Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$18,230	$18,230
Foreign Exchange Contracts (b)	(655,845)	—	(655,845)
	$(655,845)	$18,230	$(637,615)
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Net realized gain (loss) from swap contracts
(b)	Net realized gain (loss) from forward foreign currency contracts

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (a)	$544,057
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts
As of April 30, 2025, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following table:
Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
State Street Bank and Trust	$195,360	$—	$—	$195,360

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C.
Purchases and Sales of Securities
During the six months ended April 30, 2025, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$236,545,728	$274,550,267
U.S. Treasury Obligations	$2,538,971	$—
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.40%.
For the period from October 1, 2024 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.03%
Class C	1.78%
Class R6	.78%
Class S	.78%
Institutional Class	.78%
For the six months ended April 30, 2025, fees waived and/or expenses reimbursed for Class S are $454.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable

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monthly. For the six months ended April 30, 2025, the Administration Fee was $140,638, of which $20,688 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2025
Class A	$2,906	$945
Class C	185	61
Class R6	195	59
Class S	21,701	7,378
Institutional Class	518	201
	$25,505	$8,644
In addition, for the six months ended April 30, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$17,578
Class C	2,759
Class S	78,193
Institutional Class	77,621
$176,151
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended April 30, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2025
Class C	$17,765	$2,611

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In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2025	Annualized Rate
Class A	$35,616	$11,770.25%
Class C	5,920	1,812.25%
	$41,536	$13,582
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2025 aggregated $543.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended April 30, 2025, the CDSC for Class C shares aggregated $35. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended April 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $581, of which $195 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.

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E.
Investing in High-Yield Debt Securities
High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2025.

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G.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	7,403,754	$45,677,988	9,435,036	$57,645,272
Class C	7,448	46,190	93,653	573,031
Class R6	80,981	501,195	196,289	1,190,884
Class S	1,750,474	10,956,794	5,939,123	36,529,586
Institutional Class	3,192,575	19,809,422	11,418,983	69,448,592
		$76,991,589		$165,387,365
Shares issued to shareholders in reinvestment of distributions
Class A	122,156	$757,068	268,265	$1,639,212
Class C	18,794	117,116	51,628	316,618
Class R6	10,144	62,691	17,029	103,909
Class S	519,671	3,242,026	1,195,938	7,350,215
Institutional Class	567,778	3,512,482	1,238,400	7,549,915
		$7,691,383		$16,959,869
Shares redeemed
Class A	(8,093,487)	$(49,978,308)	(9,497,266)	$(58,232,399)
Class C	(193,697)	(1,202,011)	(594,366)	(3,621,418)
Class R6	(94,906)	(586,471)	(44,171)	(267,675)
Class S	(2,663,030)	(16,640,084)	(10,191,700)	(62,730,125)
Institutional Class	(9,119,165)	(56,355,069)	(13,992,895)	(85,175,421)
		$(124,761,943)		$(210,027,038)
Net increase (decrease)
Class A	(567,577)	$(3,543,252)	206,035	$1,052,085
Class C	(167,455)	(1,038,705)	(449,085)	(2,731,769)
Class R6	(3,781)	(22,585)	169,147	1,027,118
Class S	(392,885)	(2,441,264)	(3,056,639)	(18,850,324)
Institutional Class	(5,358,812)	(33,033,165)	(1,335,512)	(8,176,914)
		$(40,078,971)		$(27,679,804)

DWS Global High Income Fund	|	39

H.
Payments by Affiliates
During the six months ended April 30, 2025, the Advisor agreed to reimburse the Fund $552 for losses incurred on trades executed incorrectly. The amount reimbursed was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

40	|	DWS Global High Income Fund

Shareholders Meeting Results(Unaudited)
A Special Meeting of Shareholders of DWS Global High Income Fund was held on November 21, 2024. At the meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below):
1. Election of Board Members.
	Number of Votes:
Trustee	For	Withheld	Broker Non-Votes*
Jennifer S. Conrad	188,720,340.216	4,367,410.508	0.000
Mary Schmid Daugherty	188,729,255.603	4,358,495.121	0.000
Keith R. Fox	187,217,432.666	5,870,318.058	0.000
Chad D. Perry	188,917,763.721	4,169,987.003	0.000
Rebecca W. Rimel	187,293,383.852	5,794,366.872	0.000
Catherine Schrand	189,082,195.859	4,005,554.865	0.000
Proposal 1 reflects trust-wide proposal and voting results. Each Board member was elected at the Special Shareholder Meeting.
While not submitted to shareholders for election at the Special Meeting of Shareholders, Dawn-Marie Driscoll, Richard J. Herring and William N. Searcy, Jr. each continued to serve as Board members until their retirements on December 31, 2024.
2.
Approval of a Sub-Advisor Approval Policy.
Number of Votes:
For	Against	Abstain	Broker Non-Votes*
20,580,269.388	1,543,228.677	933,424.944	5,308,121.370
The Sub-Advisor Approval Policy was approved at the Special Shareholder Meeting.
*Broker non-votes are proxies received from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote in a particular matter.

DWS Global High Income Fund	|	41

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Global High Income Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

42	|	DWS Global High Income Fund

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2023.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that the Fund’s Class A shares total

DWS Global High Income Fund	|	43

(net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages both an institutional account and a DWS Europe Fund comparable to the Fund. The Board took note of the differences in services provided to DWS Funds as compared to institutional accounts and DWS Europe Funds and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

44	|	DWS Global High Income Fund

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DGHIF-BFE2024

DWS Global High Income Fund	|	45

DGHIF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7(a)

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/27/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/27/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	6/27/2025